Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 676	£ 834
Loans and advances to customers
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	514	592
Loans and advances to customers | Loans to housing associations
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	12	13
Loans and advances to customers | Other loans
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	502	579
Debt securities
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	112	112
Equity securities
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 50	£ 130